Financial and other investments	12 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Financial and other investments	15. Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money market funds, quoted investments in bonds of other companies, investments in our venture capital portfolio (National Grid Partners), and investments that cannot be readily used in operations, principally collateral deposited in relation to derivatives.

The classification of each investment held by the Group is determined based on two main factors:
–its contractual cash flows – whether the asset’s cash flows are solely payments of the principal and interest on the financial asset on pre‑determined dates or whether the cash flows are determined by other factors such as the performance of a company; and
–the business model for holding the investments – whether the intention is to hold onto the investment for the longer term (collect the contractual cash flows) or to sell the asset with the intention of managing any gain or loss on sale or to manage any liquidity requirements.
The three categories of financial and other investments are as follows:
–Financial assets at amortised cost – debt instruments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is to collect contractual cash flows, are held at amortised cost. This category includes our receivables in relation to deposits and collateral;
–FVOCI debt and other investments – debt investments, such as bonds, that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, are measured at FVOCI, with gains or losses recognised in the consolidated statement of comprehensive income instead of through the income statement. On disposal, any gains or losses are recognised within finance income in the income statement (see note 6). Other investments include insurance contracts which are held to back the present value of unfunded pension liabilities (see note 25); and
–FVTPL investments – other financial investments are subsequently measured at fair value with any gains or losses recognised in the income statement (FVTPL). This primarily comprises our money market funds, insurance company fund investments and corporate venture capital investments held by National Grid Partners.
Financial and other investments are initially recognised on trade date. Subsequent to initial recognition, the fair values of financial assets that are quoted in active markets are based on bid prices. When independent prices are not available, fair values are determined by applying valuation techniques used by the relevant markets, including observable market data where possible (see note 32(g) for further details).
15. Financial and other investments cont.

	2026	2025
	£m	£m
Non-current
FVOCI debt and other investments	385	384
FVTPL investments	450	407
Financial assets at amortised cost	7	7
	842	798
Current
FVTPL investments	1,914	5,156
Financial assets at amortised cost	539	597
	2,453	5,753
	3,295	6,551
Financial and other investments include the following:
Investments in short-term money market funds	1,370	4,725
Investments held by National Grid Partners	387	346
Investments in Sunrun	63	60
Balances that are restricted or not readily used in operations:
Collateral[1]	438	506
Insurance company and non-qualified plan investments	676	578
Cash surrender value of life insurance policies	252	238
Other investments	109	98
	3,295	6,551
1.The collateral balance includes £404 million (2025: £477 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement; £30 million (2025: £24 million)
of restricted amounts allocated for specific projects within National Grid Electricity Transmission plc and National Grid Electricity
Distribution plc; £4 million (2025: £5 million) insurance captive letters of credit.
FVTPL and FVOCI investments are recorded at fair value. The carrying value of current financial assets at amortised cost approximates their fair values, primarily due to short-dated maturities. The exposure to credit risk at the reporting date is the fair value of the financial investments. For further information on our credit risk, refer to note 32(a).
For the purposes of impairment assessment, the investments in bonds are considered to be low risk as they are investment grade securities; life insurance policies are held with regulated insurance companies;
and deposits, collateral receivable and other financial assets at amortised cost have an average credit rating on a weighted basis of AA or better at all times based on investment policy. All financial assets held at FVOCI or amortised cost are therefore considered to have low credit risk and have an immaterial impairment loss allowance equal to 12-month expected credit losses.
In determining the expected credit losses for these assets, some or all of the following information has been considered: credit ratings, the financial position of counterparties, the future prospects of the relevant industries and general economic forecasts.
No FVOCI or amortised cost financial assets have had modified cash flows during the period. There has been no change in the estimation techniques or significant assumptions made during the year in assessing the loss allowance for these financial assets. There were no significant movements in the gross carrying value of financial assets during the year that contribute to changes in the loss allowance. No collateral is held in respect of any of the financial investments in the above table. No balances are more than 30 days past due and no balances were written off during the year.